Discontinued Operations (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Discontinued Operations [Abstract]
Revenue		$ 511,808		$ 588,731
Gross profit		(593,284)		(680,896)
Selling, general and administrative expenses		(146,346)		(150,748)
Depreciation and amortization		(702)		(702)
Net loss from discontinued operations		$ (740,332)		$ (832,346)